Long-Term Debt - Schedule of Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total	$ 8,750,000	$ 6,500,000	$ 4,100,000
2015		0
2016 to 2017		0
2018 to 2019		0
Thereafter		6,500,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Total	2,000,000	2,000,000	2,000,000
2015		0
2016 to 2017		0
2018 to 2019		0
Thereafter		2,000,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Total	1,000,000	1,000,000	1,000,000
2015		0
2016 to 2017		0
2018 to 2019		0
Thereafter		1,000,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Total	1,500,000	1,500,000	1,000,000
2015		0
2016 to 2017		0
2018 to 2019		0
Thereafter		1,500,000
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Total	$ 2,000,000	2,000,000	$ 0
2015		0
2016 to 2017		0
2018 to 2019		0
Thereafter		$ 2,000,000